Stock-based Compensation (Details) - Employee Stock Option [Member]	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Weighted Average Expected Life in Years	5 years	5 years
Weighted Average Risk Free Interest Rate	1.76%	1.28%
Weighted Average Volatility	120.00%	133.54%
Forfeiture Rate	0.00%	0.00%
Expected Dividend Yield	0.00%	0.00%